Employee Benefits - Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 1,394	$ 1,633
Actual (loss) gain on plan assets	153	169
Purchases and sales	167	(408)
Transfers out	(197)
Ending Balance	1,517	1,394
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	3
Actual (loss) gain on plan assets	0	(1)
Purchases and sales	119	(2)
Transfers out	(118)
Ending Balance	1	0
Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	97	128
Actual (loss) gain on plan assets	(1)	(9)
Purchases and sales	27	(22)
Transfers out	(19)
Ending Balance	104	97
International bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	14	20
Actual (loss) gain on plan assets	0	(2)
Purchases and sales	22	(4)
Transfers out	(16)
Ending Balance	20	14
Real estate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	655	873
Actual (loss) gain on plan assets	76	169
Purchases and sales	(70)	(387)
Transfers out	(34)
Ending Balance	627	655
Private equity
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	624	609
Actual (loss) gain on plan assets	78	12
Purchases and sales	(114)	3
Transfers out	(8)
Ending Balance	580	624
Hedge funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4	0
Actual (loss) gain on plan assets	0	0
Purchases and sales	183	4
Transfers out	(2)
Ending Balance	$ 185	$ 4